Disclosure of information on segments - Reconciliation of segment profit (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information on segments [Line Items]
Elimination of profit of equity accounted investees, not consolidated (owned by third parties)	$ (1,472,990)	$ (956,928)	$ (783,048)
Elimination of intercompany sales	(108,782)	(101,048)	(58,690)
Elimination of cost of sales and operating expenses intercompany	104,037	101,048	58,690
Elimination of share in the results of subsidiaries and associates	(176,033)	(168,161)	(23,467)
Other	219	1,815	3,767
Profit from continuing operations	839,109	417,285	39,530
Operating segments
Disclosure of information on segments [Line Items]
Profit from continuing operations	$ 2,492,658	$ 1,540,559	$ 842,278